Expense Example	Dec. 08, 2025 USD ($)
GraniteShares YieldBOOST Single Stock Universe ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 144.08
Expense Example, with Redemption, 3 Years	471.18
GraniteShares YieldBOOST TopYielders ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144.08
Expense Example, with Redemption, 3 Years	$ 471.18